Fair value (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of fair value of financial assets and liabilities [abstract]
Disclosure of fair value measurement of assets [text block]
	Carrying value			Fair value
in 000€	2019	2018	2017	2019	2018	2017
Financial assets
Debt instruments measured at amortized cost
Trade receivables (current)	40,977	36,891	35,582	40,977	36,891	35,582
Other financial assets (non-current)	580	1,530	1,221	580	1,530	1,221
Other current non-trade receivables	1,676	1,461	2,001	1,676	1,461	2,001
Cash & cash equivalents	128,897	115,506	43,175	128,897	115,506	43,175
Total debt instruments	172,130	155,388	81,979	172,130	155,388	81,979
Financial assets at fair value through profit or loss
Derivatives	9	117	218	9	117	218
Convertible loan	2,750	−	−	2,794	−	−
Total financial assets measured at fair value	2,759	117	218	2,803	117	218
Equity instruments designated at fair value through OCI
Non-listed equity investments	3,046	2,701	−	3,047	2,701	−
Total Equity instruments designated at fair value through OCI	3,046	2,701	−	3,047	2,701	−

Disclosure of fair value measurement of liabilities [text block]
	Carrying value			Fair value
in 000€	2019	2018	2017	2019	2018	2017
Financial liabilities measured at amortized cost
Loans & Borrowings including lease liabilities	127,939	106,037	94,557	128,930	105,026	95,351
Trade payables	18,517	18,667	15,670	18,517	18,667	15,670
Other liabilities excl. written put option on NCI	3,187	778	1,133	3,187	778	1,133
Total financial liabilities measured at amortized cost	149,643	125,482	111,360	150,634	124,471	112,154
Financial liabilities measured at fair value
Contingent consideration	−	450	905	−	450	905
Cash settled share based payments	−	786	351	−	786	351
Written put option on NCI	875	845	788	875	845	788
Derivatives	478	194	8	478	194	8
Total financial liability measured at fair value	1,353	2,275	2,052	1,353	2,275	2,052
Total non-current	112,549	94,521	85,276	112,288	93,289	85,890
Total current	38,447	33,236	28,136	39,699	33,457	28,316